Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Assets
Cash and cash equivalents	$ 1,627,181	$ 1,597,147
Restricted cash	198,285	159,623
Trade receivables	73,667	132,202
Flight equipment held for operating leases, net	57,091,166	55,220,809
Investment in finance leases, net	1,254,451	1,356,072
Flight equipment held for sale	296,696	292,808
Prepayments on flight equipment	3,576,187	3,806,602
Maintenance rights and lease premium, net	2,729,962	3,364,453
Other intangibles, net	163,167	185,210
Deferred tax assets	275,756	210,334
Associated companies	971,517	811,219
Other assets	3,016,524	2,590,439
Total Assets	71,274,559	69,726,918
Liabilities and Equity
Accounts payable, accrued expenses and other liabilities	1,793,058	1,494,953
Accrued maintenance liability	2,863,730	2,503,202
Lessee deposit liability	1,018,702	806,655
Debt	46,483,903	46,532,960
Deferred tax liabilities	2,526,120	2,194,098
Commitments and contingencies
Total Liabilities	54,685,513	53,531,868
Ordinary share capital, €0.01 par value, 450,000,000 ordinary shares authorized as of December 31, 2023 and 2022; 215,543,739 and 250,347,345 ordinary shares issued and 202,493,168 and 245,931,275 ordinary shares outstanding (including 4,561,249 and 4,837,602 shares of unvested restricted stock) as of December 31, 2023 and 2022, respectively	2,676	3,024
Additional paid-in capital	6,594,556	8,586,034
Treasury shares, at cost (13,050,571 and 4,416,070 ordinary shares as of December 31, 2023 and 2022, respectively)	(819,305)	(254,699)
Accumulated other comprehensive income	8,304	108,226
Accumulated retained earnings	10,802,599	7,674,922
Total AerCap Holdings N.V. shareholders’ equity	16,588,830	16,117,507
Non-controlling interest	216	77,543
Total Equity	16,589,046	16,195,050
Total Liabilities and Equity	71,274,559	69,726,918
Variable interest entity
Assets
Restricted cash	80,910	71,940
Flight equipment held for operating leases, net	2,919,819	2,810,778
Other assets	100,045	146,239
Liabilities and Equity
Accounts payable, accrued expenses and other liabilities	74,070	74,012
Accrued maintenance liability	140,310	127,010
Debt	$ 1,271,340	$ 1,016,745